Interest expense (Tables)	6 Months Ended
Jun. 30, 2014
Banking and Thrift, Interest [Abstract]
Interest Income and Interest Expense Disclosure [Table Text Block]	The company’s interest expense for the six months ended consists of the following:

Description	Amount
Loan fees	342,386
Notes payable, related and unrelated	63,677
Convertible senior secured debentures	146,705
Bank line of credit	15,177
Total	567,945